Note 13 - Prepaid and Other Assets - Prepaid and Other Assets (Details) - CAD ($)	Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
Insurance	$ 17,820	$ 17,820
Listing fees	30,368	29,627
Other	67,863	26,851
Prepaid and other assets (Note 13)	$ 116,051	$ 74,298